Financing Liabilities - Interest Rate Range and Payment Due Date for Financing Liabilities Presented in Non-current Liabilities (Including Reclassification to Current Liabilities) (Detail) - Non-current liabilities [member]
	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Loans [member] | Bottom of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.14%	0.07%
Payment due	2023	2022
Loans [member] | Top of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	12.90%	11.75%
Payment due	2046	2046
Medium-term notes [member] | Bottom of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.30%	0.30%
Payment due	2023	2022
Medium-term notes [member] | Top of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	5.88%	3.63%
Payment due	2031	2031
Corporate bonds [member] | Bottom of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.01%	0.01%
Payment due	2023	2022
Corporate bonds [member] | Top of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	2.97%	2.97%
Payment due	2032	2032
Asset-backed securities [member] | Bottom of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.11%	0.11%
Payment due	2023	2022
Asset-backed securities [member] | Top of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	5.50%	3.30%
Payment due	2028	2025